Consulting and Other Agreements (Details) (USD $)	6 Months Ended		12 Months Ended		1 Months Ended	9 Months Ended	1 Months Ended		0 Months Ended			0 Months Ended	1 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2011 Mr. Jerrald Ginder [Member]	Sep. 30, 2012 Mr. Jerrald Ginder [Member]	Mar. 31, 2011 Mr. Jerrald Ginder [Member] Restricted Stock [Member]	Feb. 28, 2010 Fountainhead [Member]	Jun. 30, 2012 GreenBridge Capital Partners [Member]	Jun. 03, 2011 GreenBridge Capital Partners [Member]	Jul. 31, 2011 Partizipant, LLC [Member]	May 14, 2012 OneSource Advisors, LLC [Member]	Nov. 30, 2012 Del Mar Consulting [Member]	Nov. 30, 2012 Alex Partners, LLC [Member]	Nov. 30, 2012 Del Mar Consulting Group, Inc and Alex Partners, Llc [Member]
Consulting and Other Agreements (Textual)
Consulting agreement duration					1 year							3 months	12 months	12 months	12 months
Share-based compensation shares issued to nonemployees for services, value													$ 157,500	$ 105,000
Shares received under consulting agreement, shares							137,778
Cash payment pursuant to consulting agreement													7,200	4,800
Shares received under consulting agreement, value							420,000			103,334			157,500	105,000
Share based compensation and expense	174,064	204,755	297,004	1,760,545
Payment of monthly retainer under consulting agreement								37,500
Payment made in original agreement for consultancy services								8,500
Payment made in supplement agreement for consultancy services								29,000
Description of accrued and paid of consulting fee at the option of consultant								(i) in Vycor stock or (ii) in cash following the closing of a fundraising of no less than $2.5 million or on the sale of the Company or a substantial part of the assets thereof at any time after June 30, 2011.
Maximum cash payment for consulting services (monthly)								5,000
Share price under original agreement								$ 1.88
Maximum common stock receivable under the agreement								2,500,000
Share price under supplement								$ 3.38
Consulting agreement maturity date					Apr. 01, 2012			May 05, 2013
Stock returned to company and retired, shares						137,778			34,445
Value of common shares repurchased									1,033.33
Options to repurchase common shares									68,889
Number of shares that are no longer subject of repurchase option									34,445
One time payment for consulting services											$ 300,000
Warrant received to purchase maximum common shares												4,667
Warrant received to purchase maximum common shares, price per share												$ 4.50
Warrant exercise period to purchase common stock												3 years